(36) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Bank balances	R$ 422,968	R$ 365,031
Total	1,891,457	3,249,642	R$ 6,164,997	R$ 5,682,802
Unconsolidated [member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Bank balances	2,824	508
Investment funds	76,540	6,073
Total	R$ 79,364	R$ 6,581	R$ 64,973	R$ 424,192